Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
January 31, 2026
SLC-NPRT3-0426
1.813072.121
Common Stocks - 97.8%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	166,900	1,580,542
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ERO Copper Corp (a)	207,600	6,964,468
CANADA - 2.9%
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	33,044	1,355,134
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (a)	81,100	878,313
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Kraken Robotics Inc (a)(b)	544,808	3,192,867
Software - 0.6%
Lumine Group Inc Subordinate Voting Shares (a)(c)	448,725	7,391,696
TOTAL INFORMATION TECHNOLOGY		10,584,563
Materials - 0.2%
Metals & Mining - 0.2%
Triple Flag Precious Metals Corp (United States)	89,000	3,001,080
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	62,900	8,594,847
Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States)	246,042	11,773,110
TOTAL CANADA		36,187,047
ISRAEL - 1.4%
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.4%
Next Vision Stabilized Systems Ltd	61,810	5,561,534
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (a)	14,757	6,756,345
Software - 0.4%
Cellebrite DI Ltd (a)	348,760	5,130,260
TOTAL ISRAEL		17,448,139
ITALY - 0.5%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Sanlorenzo SpA/Ameglia (b)	161,200	6,162,279
JAPAN - 1.7%
Industrials - 1.2%
Machinery - 0.5%
Sumitomo Heavy Industries Ltd	207,367	6,453,085
Professional Services - 0.7%
BayCurrent Inc	213,853	7,518,572
TOTAL INDUSTRIALS		13,971,657
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SUMCO Corp	636,900	6,642,263
TOTAL JAPAN		20,613,920
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Newamsterdam Pharma Co NV (a)(b)	56,931	1,771,693
PUERTO RICO - 0.8%
Financials - 0.8%
Financial Services - 0.8%
EVERTEC Inc	347,816	10,437,958
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	73,896	8,788,451
THAILAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	44,518	21,788,890
UNITED STATES - 87.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc/DEL Class A (a)(d)	107,906	1
Media - 0.1%
EchoStar Corp Class A (a)	13,400	1,517,148
TOTAL COMMUNICATION SERVICES		1,517,149
Consumer Discretionary - 12.5%
Distributors - 0.3%
GigaCloud Technology Inc Class A (a)	89,400	3,569,741
Diversified Consumer Services - 6.6%
Adtalem Global Education Inc (a)	75,900	7,859,445
Grand Canyon Education Inc (a)	279,319	48,556,815
Laureate Education Inc (a)	736,049	25,246,481
		81,662,741
Hotels, Restaurants & Leisure - 1.5%
Brinker International Inc (a)	60,400	9,526,289
Lindblad Expeditions Holdings Inc (a)	196,641	3,278,005
Pursuit Attractions and Hospitality Inc (a)	170,654	5,926,813
		18,731,107
Household Durables - 1.2%
KB Home	60,538	3,483,357
Tri Pointe Homes Inc (a)	346,726	11,563,312
		15,046,669
Leisure Products - 1.6%
YETI Holdings Inc (a)	441,307	20,172,143
Specialty Retail - 0.5%
Lithia Motors Inc Class A	19,200	6,210,048
Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries Inc (b)	151,900	5,597,515
Steven Madden Ltd	111,076	4,874,015
		10,471,530
TOTAL CONSUMER DISCRETIONARY		155,863,979
Consumer Staples - 3.1%
Consumer Staples Distribution & Retail - 2.4%
Grocery Outlet Holding Corp (a)	964,499	9,191,675
Performance Food Group Co (a)	218,019	20,809,914
		30,001,589
Tobacco - 0.7%
Turning Point Brands Inc	71,314	8,639,691
TOTAL CONSUMER STAPLES		38,641,280
Energy - 4.4%
Energy Equipment & Services - 2.6%
Cactus Inc Class A	206,506	11,611,833
Flowco Holdings Inc Class A	358,700	7,496,830
Kodiak Gas Services Inc	179,513	7,541,341
WaterBridge Infrastructure LLC Class A	250,600	5,498,164
		32,148,168
Oil, Gas & Consumable Fuels - 1.8%
Chord Energy Corp	104,200	10,445,008
Gulfport Energy Corp (a)	56,914	11,620,131
		22,065,139
TOTAL ENERGY		54,213,307
Financials - 15.1%
Banks - 8.1%
Ameris Bancorp	191,300	15,422,606
Community Financial System Inc	263,700	16,481,250
CVB Financial Corp	550,094	10,842,353
Eastern Bankshares Inc	228,249	4,675,680
First Bancorp/Southern Pines NC	229,132	13,273,617
FNB Corp/PA	648,626	11,383,386
Old National Bancorp/IN	702,904	17,171,945
Webster Financial Corp	177,649	11,683,975
		100,934,812
Capital Markets - 1.9%
Perella Weinberg Partners Class A (b)	745,773	16,638,196
WisdomTree Inc (b)	395,100	6,400,620
		23,038,816
Consumer Finance - 1.7%
FirstCash Holdings Inc	74,503	12,702,762
SLM Corp	330,932	8,984,803
		21,687,565
Insurance - 3.4%
Baldwin Insurance Group Inc/The Class A (a)(b)	801,673	17,572,672
Hagerty Inc Class A (a)	342,800	4,322,708
Primerica Inc	77,996	20,516,068
		42,411,448
TOTAL FINANCIALS		188,072,641
Health Care - 13.4%
Biotechnology - 3.1%
Centessa Pharmaceuticals PLC ADR (a)	101,300	2,488,941
Cogent Biosciences Inc (a)	118,116	4,241,546
Dianthus Therapeutics Inc (a)(b)	58,025	3,097,955
Disc Medicine Inc (a)	31,600	2,443,312
GRAIL Inc (a)(b)	14,900	1,457,518
Kiniksa Pharmaceuticals International Plc Class A (a)	21,500	944,280
Mirum Pharmaceuticals Inc (a)(b)	23,400	2,415,348
Nuvalent Inc Class A (a)	41,585	4,278,681
Olema Pharmaceuticals Inc (a)	73,400	1,887,848
Praxis Precision Medicines Inc (a)	10,100	3,171,400
Soleno Therapeutics Inc (a)	11,858	457,243
Spyre Therapeutics Inc (a)	58,410	1,867,952
Upstream Bio Inc (a)	65,391	2,032,352
Vaxcyte Inc (a)	57,336	3,071,490
Viking Therapeutics Inc (a)	26,547	770,925
Viridian Therapeutics Inc (a)	126,837	4,185,621
		38,812,412
Health Care Equipment & Supplies - 2.3%
Artivion Inc (a)	71,771	2,926,104
ClearPoint Neuro Inc (a)	48,500	627,104
Lantheus Holdings Inc (a)	148,886	9,963,451
Merit Medical Systems Inc (a)	97,674	7,920,385
TransMedics Group Inc (a)(b)	54,167	7,257,024
		28,694,068
Health Care Providers & Services - 3.9%
BrightSpring Health Services Inc (a)	296,858	11,657,614
Ensign Group Inc/The	54,410	9,340,021
HealthEquity Inc (a)	97,200	8,327,124
LifeStance Health Group Inc (a)	1,384,700	9,789,829
Option Care Health Inc (a)	191,600	6,514,400
PACS Group Inc (a)	98,800	3,335,487
		48,964,475
Health Care Technology - 0.3%
Waystar Holding Corp (a)	152,700	4,055,712
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (a)	6,300	127,260
Charles River Laboratories International Inc (a)	49,604	10,440,650
		10,567,910
Pharmaceuticals - 2.9%
Crinetics Pharmaceuticals Inc (a)	99,463	4,967,182
Enliven Therapeutics Inc (a)	92,155	2,437,500
Ligand Pharmaceuticals Inc (a)	97,000	18,633,700
Phibro Animal Health Corp Class A	66,400	2,665,960
Structure Therapeutics Inc ADR (a)	36,400	3,219,580
Trevi Therapeutics Inc (a)	201,700	2,111,799
WaVe Life Sciences Ltd (a)	129,000	1,669,260
		35,704,981
TOTAL HEALTH CARE		166,799,558
Industrials - 20.0%
Aerospace & Defense - 3.9%
Carpenter Technology Corp	8,897	2,827,734
Karman Holdings Inc (a)(b)	90,300	9,373,140
Leonardo DRS Inc	144,642	5,939,001
Mercury Systems Inc (a)	50,200	4,712,776
Park Aerospace Corp (b)	26,900	658,780
V2X Inc (a)	361,834	24,905,034
		48,416,465
Air Freight & Logistics - 1.2%
Hub Group Inc Class A	304,400	14,483,352
Building Products - 0.7%
Gibraltar Industries Inc (a)	76,400	3,916,264
Tecnoglass Inc	106,151	5,191,845
		9,108,109
Construction & Engineering - 3.1%
Cardinal Infrastructure Group Inc Class A	86,100	2,168,859
Construction Partners Inc Class A (a)	62,574	6,875,631
IES Holdings Inc (a)	33,686	12,810,449
Legence Corp Class A	82,300	3,860,693
WillScot Holdings Corp	624,689	12,512,521
		38,228,153
Electrical Equipment - 0.6%
Nextpower Inc Class A (a)	60,300	7,060,527
Ground Transportation - 0.9%
Knight-Swift Transportation Holdings Inc	207,234	11,418,593
Machinery - 1.5%
Enpro Inc	33,000	7,879,740
Hillman Solutions Corp (a)	601,700	5,637,929
REV Group Inc	80,005	5,112,320
		18,629,989
Professional Services - 5.6%
Cbiz Inc (a)(b)	794,742	31,273,099
Genpact Ltd	371,119	16,366,348
Huron Consulting Group Inc (a)	31,100	5,255,900
KBR Inc	380,956	16,308,726
		69,204,073
Trading Companies & Distributors - 2.5%
Core & Main Inc Class A (a)	165,000	8,804,400
Herc Holdings Inc (b)	152,363	21,839,712
		30,644,112
TOTAL INDUSTRIALS		247,193,373
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 4.8%
Insight Enterprises Inc (a)	133,381	11,206,672
Mirion Technologies Inc Class A (a)	279,800	6,950,232
OSI Systems Inc (a)	17,100	4,277,394
Sanmina Corp (a)	177,714	25,178,520
TD SYNNEX Corp	16,492	2,616,785
TTM Technologies Inc (a)	98,600	9,682,520
		59,912,123
IT Services - 1.2%
Kyndryl Holdings Inc (a)	622,900	14,326,700
Semiconductors & Semiconductor Equipment - 0.8%
Diodes Inc (a)	168,500	9,973,515
TOTAL INFORMATION TECHNOLOGY		84,212,338
Materials - 5.8%
Chemicals - 3.6%
Element Solutions Inc	449,647	13,084,728
Minerals Technologies Inc	96,800	6,365,568
Perimeter Solutions Inc (a)	989,514	25,875,791
		45,326,087
Construction Materials - 0.8%
Eagle Materials Inc	49,155	10,018,280
Metals & Mining - 1.4%
Coeur Mining Inc (a)	480,100	9,813,244
Warrior Met Coal Inc	82,700	7,385,110
		17,198,354
TOTAL MATERIALS		72,542,721
Real Estate - 4.6%
Health Care REITs - 1.1%
CareTrust REIT Inc	350,415	13,084,496
Industrial REITs - 0.7%
Terreno Realty Corp	151,129	9,300,479
Office REITs - 0.5%
Kilroy Realty Corp	167,200	5,765,056
Real Estate Management & Development - 1.6%
Compass Inc Class A (a)	1,549,548	19,400,341
Retail REITs - 0.7%
Acadia Realty Trust	452,816	9,060,848
TOTAL REAL ESTATE		56,611,220
Utilities - 1.4%
Gas Utilities - 1.4%
Southwest Gas Holdings Inc	100,751	8,344,198
UGI Corp	239,000	9,586,290
TOTAL UTILITIES		17,930,488
TOTAL UNITED STATES		1,083,598,054
TOTAL COMMON STOCKS (Cost $1,014,334,801)		1,215,341,441

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	13,311,763	13,314,426
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	48,328,752	48,333,585
TOTAL MONEY MARKET FUNDS (Cost $61,648,011)			61,648,011

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $1,075,982,812)	1,276,989,452
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(34,520,164)
NET ASSETS - 100.0%	1,242,469,288

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,391,696 or 0.6% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $14,332,882.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,410,601	347,276,448	357,373,300	569,414	677	-	13,314,426	13,311,763	0.0%
Fidelity Securities Lending Cash Central Fund	58,769,914	534,112,903	544,548,784	94,676	(448)	-	48,333,585	48,328,752	0.2%
Total	82,180,515	881,389,351	901,922,084	664,090	229	-	61,648,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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